Vanguard® High-Yield Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (92.7%)
Alabama (2.9%)
Birmingham AL GO, Prere.	5.000%	9/1/25	3,010	3,106
Birmingham AL GO, Prere.	5.000%	9/1/25	4,050	4,179
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	17,815	17,843
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	22,760	24,375
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	16,695	16,199
Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,240	23,290
Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	1,475	1,478
Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	13,800	13,821
Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	32,705	34,180
Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	12,090	12,140
Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	27,535	27,508
Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	8,445	9,005
Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	4,200	4,498
Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	3,255	3,520
Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	6/1/32	7,480	8,246
DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	5,000	4,647
DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	6,165	5,600
Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	3,695	4,030
Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	13,050	14,554
Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	7,260	7,427
Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,130	11,760
Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	12,670	13,987
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	593
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	667
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	519
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	611
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	3,028
	Jefferson County AL Sewer Revenue	5.250%	10/1/49	22,165	24,015
	Jefferson County AL Sewer Revenue	5.500%	10/1/53	26,665	29,511
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/34	5,000	5,402
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/46	2,000	2,174
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	7,410	7,417
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	2,862
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,370	5,376
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	25,000	26,692
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	1,385	1,385
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	10,950	10,929
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	3,470	3,762
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	7,945	8,280
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	28,835	30,756
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	1,655	1,757
[1]	Tuscaloosa County IDA Industrial Revenue (Hunt Refining Project)	4.500%	5/1/32	7,284	7,103
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	2,050
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,097
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,091
					443,093
Alaska (0.0%)
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,855	4,904
American Samoa (0.0%)
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	3,000	3,031
[1]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,296
					6,327
Arizona (1.3%)
[1]	Arizona IDA Charter School Aid Revenue	3.000%	12/15/31	595	525
	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	2,075	2,091
[1]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/40	920	902
[1]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/41	725	606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	1,953
	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,625
[1]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/50	2,365	2,286
[1]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/50	1,500	1,405
[1]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/51	1,275	961
[1]	Arizona IDA Charter School Aid Revenue	5.375%	7/1/53	1,000	968
[1]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,282
[1]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/56	475	348
[1]	Arizona IDA Charter School Aid Revenue	5.500%	7/1/58	1,100	1,077
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	789
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	1,550
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/31	280	273
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/41	405	356
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/52	840	670
[1]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	636
[1]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	639
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	8,135	6,877
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,018
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,013
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	504
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	2,591
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/50	6,875	6,592
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,427
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,065
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,549
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	600
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	22,275	1,336
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	303
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.100%	6/15/28	7,500	7,585
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	5.000%	9/1/52	15,000	15,522
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	330	330
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	250
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	726
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,157
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	380
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	473
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	1,650	1,682
[1]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,525	2,357
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/51	1,750	1,376
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/56	1,350	1,034
[1]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	175	176
[1]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	438
[1]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	2,010
[1]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	6,960
[1]	Maricopa County IDA Industrial Revenue	4.000%	10/15/47	4,950	4,393
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	1,000	1,050
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	1,260	1,321
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	1,700	1,780
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	2,205	2,301
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,836
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/49	6,000	5,864
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	5,112
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/28	3,775	4,056
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	3,000	2,524
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	5,000	3,828
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	1,640	1,255
[1]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/52	2,150	1,965
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	4,400	3,236
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	700	515
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,100
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	26,000	29,301
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	8,858
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	1,975	2,147
[1]	Sierra Vista IDA Charter School Aid Revenue	5.750%	6/15/58	8,525	8,547
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,494
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.200%	6/3/24	2,100	2,082
					192,132
Arkansas (0.4%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,097
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,645	1,660
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	6,080	6,108
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	6,308
	Arkansas Development Finance Authority Industrial Revenue	5.450%	9/1/52	8,500	8,626
[1]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	34,665	33,789
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.250%	3/1/53	4,000	4,305
					67,331
California (8.9%)
[4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	10,350	5,560
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	1,000	848
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,030	4,236
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,240	2,347
	Alum Rock Union Elementary School District GO	5.250%	8/1/47	2,500	2,818
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,636
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	25,645	25,703
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	23,240	24,618
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	5,260	5,792
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	17,420	18,702
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	20,745	20,872
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	60,000	64,183
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	5,460	5,767
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.250%	4/1/30	22,875	24,542
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	27,365	27,604
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	4/1/32	23,750	25,623
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,215
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	4,910	4,362
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,485	4,676
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	13,000	10,489
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	23,430	18,166
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	14,750	11,114
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,235	3,436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	3,520
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,500	13,147
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	10,045	6,908
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	2/1/57	2,000	1,291
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,910	1,821
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,072
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	665	687
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,448
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,703
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	6,000	7,455
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,000	1,243
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	9,529
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	3,000	3,727
	California GO	5.000%	10/1/42	6,000	6,537
	California GO	3.000%	12/1/43	1,500	1,307
	California GO	5.250%	10/1/45	3,750	4,362
	California GO	3.000%	12/1/46	3,000	2,527
	California GO	5.250%	9/1/47	4,450	5,098
	California GO	5.250%	10/1/50	3,000	3,438
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	275	272
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	2,500	2,538
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	7,810	9,257
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	900	872
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	13,722	13,796
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	4,987	4,995
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	4,852	4,779
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	21,765	20,508
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	12,778	11,850
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,186	3,170
[1]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.250%	2/1/24	10,000	10,000
[7]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.220%	8/1/47	1,500	1,491
[7]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.570%	12/1/50	1,000	975

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	365	366
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,397
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	2,065
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,810	2,119
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	5,736
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	3,637
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,550	6,848
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,485
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	1,896
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	6/30/31	3,100	3,239
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/33	4,000	4,176
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/47	5,250	4,755
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/47	3,000	3,023
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,165
	California Municipal Finance Authority Resource Recovery Revenue PUT	4.250%	12/2/24	13,000	12,962
	California Municipal Finance Authority Resource Recovery Revenue PUT	4.125%	10/1/25	2,000	1,998
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.750%	9/1/53	1,850	1,952
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/37	2,300	2,449
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/38	2,000	2,117
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	11/21/45	1,200	1,237
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,261
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	4,125	4,014
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	2,685	2,683
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,271
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	1,110	885
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	1,235	964
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	6,805	1,981
[1]	California School Finance Authority Charter School Aid Revenue	5.125%	7/1/62	5,125	4,690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	California School Finance Authority Charter School Aid Revenue, Prere.	6.400%	2/1/24	2,010	2,010
	California State University College & University Revenue	5.250%	11/1/48	1,000	1,167
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	13,650	13,881
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,250	5,328
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	3,520	3,275
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/48	8,000	8,157
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	2,000	2,201
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	8,000	8,858
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	20,402
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	1,639
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	7,436
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,588
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	5,432
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,775	1,775
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/51	1,985	1,652
	Chabot-Las Positas Community College District GO	5.250%	8/1/48	1,695	1,941
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	6,990
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	5,000	3,557
[1]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	7,250	4,940
[1]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/47	4,945	3,962
[1]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	2,650
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/43	1,000	806
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	4,750	3,546
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	3,707
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/46	2,000	1,676
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	3,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	13,050	9,972
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/46	2,000	1,528
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	9,925	7,546
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,550	7,510
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,950	3,589
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	6,000	4,727
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	3,000	2,047
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	8,500	6,740
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	7/1/56	5,000	3,312
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	11,440	7,747
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	11,920	8,333
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,450	16,210
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	6,339
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	1,000	682
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/57	5,000	3,621
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	4,500	3,019
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	1,500	1,043
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	7,175	4,946
[4]	East Side Union High School District GO	3.000%	8/1/36	2,615	2,494
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	522
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9,162	9,026
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	6.850%	1/15/42	1,000	1,220
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/51	9,000	9,421
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/66	20,000	2,314
[6]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,000	9,117
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,630	2,434
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/42	1,000	1,077
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.250%	6/1/47	2,000	2,163
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,467
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,104
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,270	1,430
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	700	716
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	1,873
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	3,665	4,027
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	800	811
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	1,840
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	850	854
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	4,735	5,194
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	3,565	3,575
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,650	1,652
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	1,000	1,000
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	2,500	2,681
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	12,000	12,746
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/47	23,000	25,454
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	2,911
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/49	7,335	6,992
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/51	5,695	5,374
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	4,035	4,245
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT	5.000%	5/15/34	1,840	2,066
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT	4.000%	5/15/46	9,860	9,594
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT, Prere.	4.000%	11/15/31	140	149
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT, Prere.	5.000%	11/15/31	105	119
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	17,280	18,673
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	5	5
[7]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.010%	7/1/37	1,000	999
[7]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.010%	7/1/37	1,500	1,498
[7]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.010%	7/1/47	1,500	1,498
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/46	2,270	1,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/50	2,755	2,180
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,141
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,560
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,559
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,617
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,311
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,597
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,355
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	770	791
[4]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	4,000	3,446
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,113
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,109
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	653
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	531
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	502
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	501
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	564
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	684
	Ontario Montclair School District GO	5.250%	8/1/52	5,000	5,669
[8]	Palomar Health GO	0.000%	8/1/33	8,805	6,418
	Palomar Health GO	4.000%	8/1/35	4,000	4,034
[8]	Palomar Health GO	7.000%	8/1/38	10,740	12,525
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,582
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	4,719
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,335	3,418
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,485	2,547
[2]	Paramount Unified School District GO	3.000%	8/1/50	2,000	1,558
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	13,000	5,700
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	2,697
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,845	2,061
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,540	6,143
	Sacramento CA Special Tax Revenue	4.000%	9/1/41	1,285	1,223
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	2,644
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,415
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,118
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	5,989
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	6,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	4,595	4,739
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	5,000	5,103
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,074
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/37	4,500	5,136
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/38	3,500	3,964
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,574
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	6,760	6,762
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	8,435	7,868
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	5,000	5,196
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/53	10,000	10,523
[2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	11,310	10,764
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,000	5,176
	San Diego Tobacco Settlement Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	685	689
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,378
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	7,585	8,376
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	10,709
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	6,589
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	10,760
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	7,847
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	2,713
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,387
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	18,760	19,535
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/45	3,000	3,117
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/49	10,000	9,459
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	24,010	24,762

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/50	3,115	2,930
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	12,490	12,894
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	4,000	4,194
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/28	1,510	1,512
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/30	1,000	1,001
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/33	1,335	1,337
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,670
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	4,185
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,439
[2]	San Francisco Community College District GO	3.000%	6/15/45	5,000	4,144
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	13,372
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,069
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,842
[4]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/45	5,500	5,890
	Southern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/48	2,500	2,591
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.010%	6/1/60	35,150	5,991
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	0.000%	6/1/46	3,500	691
	Union Elementary School District GO	5.250%	9/1/52	5,000	5,660
	University of California College & University Revenue	5.000%	5/15/43	3,500	3,758
	University of California College & University Revenue	5.250%	5/15/58	8,000	8,550
	University of California College & University Revenue (Limited Project)	5.000%	5/15/43	3,955	4,240
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	1,500	1,198
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	10,185	10,768
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	3,800	3,772
[4]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,352
	Washington Township Health Care District GO	5.500%	8/1/53	750	852
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	2,718
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,352
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	4,432
					1,361,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado (2.6%)
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/51	15,000	13,905
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/42	555	526
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/51	1,000	912
	Baseline Metropolitan District No. 1 GO	7.500%	12/15/51	2,190	2,036
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	484
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	595
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,150
[1]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,062
[2]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	2,012
	Centerra Metropolitan District No. 1 GO	4.000%	12/1/29	1,120	1,065
[1]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	15,573	15,575
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	525	484
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	580	540
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	1,038
	Colorado COP	6.000%	12/15/40	5,000	6,088
	Colorado COP	6.000%	12/15/41	3,570	4,326
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,376
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,502
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	2,750	2,569
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/29	3,000	2,765
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,408
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,485
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	6,275	6,209
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	4,260
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	3,205	3,075
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	12,000	12,411
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	5,760	6,284
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/49	15,180	14,301
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	5,500	5,353
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/58	3,000	1,853
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	1,125	989
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,100	894
	Colorado School of Mines College & University Revenue	5.250%	12/1/53	12,000	13,246
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	2,000	2,225
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/53	2,000	2,241
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,392
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	899	857
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/39	4,000	4,646
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/41	1,325	1,526
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/42	2,000	2,161
	Denver City & County CO Airport System Port, Airport & Marina Revenue	4.000%	12/1/43	10,000	9,675
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/45	8,750	9,935
	Denver City & County CO Airport System Port, Airport & Marina Revenue	4.000%	12/1/48	32,850	30,960
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.250%	12/1/48	20,500	21,275
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/53	3,000	3,148
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/29	3,250	3,549
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/30	3,250	3,578
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	23,600	23,960
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,202
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/37	700	816
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/38	1,000	1,154
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/39	1,250	1,431
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/40	750	854
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/41	1,000	1,132
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	4,125	4,651
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	1,000	1,127
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/43	1,060	1,190
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/53	7,500	7,138
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/53	10,250	11,214
[1]	DIATC Metropolitan District GO	5.000%	12/1/39	2,735	2,690
[1]	DIATC Metropolitan District GO	5.000%	12/1/49	3,500	3,316
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	11,000	9,254
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	8,175
[7]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.908%	9/1/39	700	698
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/51	3,000	2,649
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	2,922
	Four Corners Business Improvement District GO	6.000%	12/1/52	2,000	1,882
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,553
	Hogback Metropolitan District GO	5.000%	12/1/41	725	678
	Hogback Metropolitan District GO	5.000%	12/1/51	1,550	1,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	3,860	2,773
	Meridian Ranch Metropolitan District GO	6.750%	12/1/52	3,425	3,439
[4]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,251	4,115
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/51	2,900	2,269
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/51	1,465	1,377
[1]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,330	1,322
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/41	515	413
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/51	650	500
[1]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	0.010%	12/1/25	800	646
[1]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	6,025
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,590	1,662
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	510
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,015	4,147
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	408
	Reunion Metropolitan District Water Revenue	3.625%	12/1/44	6,219	4,728
	Southglenn Metropolitan District GO	3.500%	12/1/26	4,000	3,885
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,617
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	2,590	2,497
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	313
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,435
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	734	721
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	8.375%	12/15/54	1,472	1,485
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,574
[4]	Vauxmont Metropolitan District GO	3.250%	12/15/50	5,825	4,890
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,868	1,681
	Waterview II Metropolitan District GO	5.000%	12/1/51	2,500	2,190
[1]	West Meadow Metropolitan District GO	6.000%	12/1/38	1,000	1,036
[1]	West Meadow Metropolitan District GO	6.500%	12/1/50	2,750	2,860
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	703
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,326
[5]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	5.750%	12/1/50	1,000	725
[4]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,588
					391,626
Connecticut (0.7%)
	Connecticut GO	3.000%	1/15/34	1,000	972
	Connecticut GO	3.000%	1/15/36	1,050	994
	Connecticut GO	3.000%	1/15/37	1,045	969
	Connecticut GO	3.000%	1/15/38	2,070	1,862
	Connecticut GO	3.000%	1/15/39	2,400	2,124
	Connecticut GO	3.000%	1/15/40	4,815	4,204
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,415	2,409
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	1,605	1,557
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	4,000	4,261
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,430
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,706
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	2,750
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/53	5,060	5,447
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	4,000	3,927
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,235	2,050
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,000	2,013
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,750
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,480
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	987
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,883
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,250	1,935
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,255	1,218
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	3,810	3,661
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,546
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	5,548
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	2,759
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/15/48	4,300	4,692
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,075	6,594
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	1,829
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	7/15/53	3,650	3,562
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	2,600	2,116
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/40	3,225	3,206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/51	4,250	3,998
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	3,500	3,539
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	4,467
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	1,175	1,158
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	6,065	5,071
[1]	Steel Point Infrastructure Improvement District Tax Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/41	575	489
[1]	Steel Point Infrastructure Improvement District Tax Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/51	1,655	1,284
	University of Connecticut College & University Revenue	5.500%	11/15/53	4,000	4,598
					111,824
Delaware (0.2%)
[1]	Affordable Housing Opportunities Trust Series AH-01	3.528%	5/1/39	9,984	8,396
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	52
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	193
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	192
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	191
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	4,665
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	189
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	187
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	169
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	184
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	199
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	193
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,215
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	403
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	4,000	3,918
[1]	Millsboro DE Special Tax Revenue	5.125%	7/1/38	3,000	3,002
					23,348
District of Columbia (1.6%)
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	600	603
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,346
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	814
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	2,744
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,265
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	4,621
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,500	1,325
	District of Columbia Charter School Aid Revenue	5.000%	7/1/54	1,140	1,114
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	2,830
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	943
	District of Columbia College & University Revenue	5.000%	10/1/30	5,500	5,500
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	14,101
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	1,835
	District of Columbia GO	5.000%	6/1/37	3,105	3,358
	District of Columbia GO	5.250%	1/1/48	6,625	7,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	6,220
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	3,548
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,029
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	4,685	4,180
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	4,060	3,534
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	695	678
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	991
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	848
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,000	907
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	3,043
	District of Columbia Income Tax Revenue	5.250%	5/1/48	15,000	16,979
[1,5]	District of Columbia Tax Allocation Revenue (Union Market Infrastructure Project), 3.750% coupon rate effective 12/1/25	0.000%	6/1/31	2,162	1,760
[1,5]	District of Columbia Tax Allocation Revenue (Union Market Infrastructure Project), 4.250% coupon rate effective 12/1/25	0.000%	6/1/46	4,835	3,308
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	2,713
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	2,630
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	3,402
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	2,998
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	950	950
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	8,180	7,702
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/34	2,000	2,097
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	4.000%	10/1/35	3,750	3,816
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/35	2,865	2,997
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/36	3,000	3,159
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/36	2,175	2,424
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	4.000%	10/1/37	3,345	3,359
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/37	2,335	2,581
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/38	2,995	3,184
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/38	1,860	2,042
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/39	1,025	1,085
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.250%	10/1/39	1,775	1,984

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.250%	10/1/40	2,575	2,861
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.250%	10/1/53	2,140	2,297
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	25,425	23,665
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,650	13,131
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,780	5,528
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	32,244
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	5,000	4,405
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	17,405	19,441
					249,598
Florida (4.9%)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	500
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	15,000	15,028
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	7,170	6,689
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	7,500	7,938
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	2,502
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,126
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	1,744
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	2,970
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	3,778
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	14,516
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.500%	9/1/52	1,000	1,082
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	998
[2]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/53	3,000	3,398
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/53	3,125	3,154
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/58	5,000	5,024
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,351
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	3,320	3,443
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	1,900	1,826
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,396
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	6,485
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	603
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/41	710	582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	4,468
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	5,625
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	1,106
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/51	1,725	1,277
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	930
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	1,000	988
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	3,092
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/56	695	499
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	21,584
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	40,000	2,651
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,155
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	1,913
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,116
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	9,300	7,948
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,895	5,789
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	3,065	2,366
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,460
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	3,895
[1,3]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	2,175	218
[1,3]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	132
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,668
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	12,925	11,768
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,325	1,157
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,015	1,033
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,061
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,050	1,055
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,170	1,165
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/35	325	325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	538
[1]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	1,000	922
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	609
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/45	600	537
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	689
[1]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,950	6,852
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/55	1,000	835
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	4,275	2,932
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	2/1/57	575	577
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/57	680	682
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	6.000%	6/15/35	1,000	1,012
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	782
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	6,400	5,264
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	3,248
[10]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/55	6,515	6,943
[1]	Florida Development Finance Corp. Transit Revenue	7.375%	1/1/49	10,500	10,667
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,374
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	9,944
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	10,000	7,814
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	2,320	1,883
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,559
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	3,700	3,850
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	6,335	6,627
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	12,420	14,266
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/48	10,340	11,954
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/34	1,500	1,673
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,256
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,025	1,027
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	8,000	8,196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/46	5,000	5,321
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	10,000	9,375
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,000	1,025
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	3,850	3,946
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	3,475	3,507
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,075	3,090
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	4,350	4,358
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	9,280	8,875
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	19,365	17,866
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	2,973
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	1,008
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	2,027
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,542
[10]	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	5,000	5,700
[1]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	265	268
[1]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	1,255	1,219
[1]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	757
[1]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	739
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Inc. Project)	5.250%	10/1/52	1,000	852
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,513
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	5,353
	Manatee County FL Appropriations Revenue	5.500%	10/1/53	11,870	13,532
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/46	7,000	6,759
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/51	5,000	4,642
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,578
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	3,113
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	7,792
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	5,145
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	3,878
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	3,250	1,321
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	1,000	918
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,930	2,903
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	5,325	5,081
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	7,689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	5,494
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	11,265	10,344
[7]	Miami-Dade County IDA Resource Recovery Revenue, SIFMA Municipal Swap Index Yield + 0.375%	4.245%	11/1/33	10,000	9,956
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.250%	10/1/52	17,080	18,166
[4]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	7,220	7,242
[4]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	5,000	4,985
[4]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	4,500	4,449
[4]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/45	9,135	8,772
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,808
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/37	2,295	2,257
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/42	2,795	2,623
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	19,520	18,935
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	8,000	8,545
[5]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,937
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	898
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,285
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,259
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/41	1,000	417
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,348
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,321
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	5,000	4,339
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	11.500%	7/1/27	6,000	6,886
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	8,000	7,529
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	4,630	3,560
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,032
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,460
[1]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,000	11,114
[4]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/44	3,775	4,244
[4]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	10,675	12,002
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/46	1,685	1,248
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	6/1/56	2,605	2,161
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	4,065	4,168
[1]	Polk County IDA Industrial Revenue	5.875%	1/1/33	3,750	3,612
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,150
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,117
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,021
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,331
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,400	1,411
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,006
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,104
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	7,500	7,780
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/52	6,405	6,158
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,315	7,874
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/51	1,660	1,242
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/56	955	696
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	11,155	8,708
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	6,145	4,890
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/44	5,605	4,529
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/48	10,000	9,579
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,500
	Tampa FL Appropriations Revenue	2.250%	10/1/51	10,000	6,291
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/45	7,680	7,537
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	444
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	2,936
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/47	4,000	4,398
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	4,575	4,921
	USF Financing Corp. COP	5.000%	7/1/29	5,475	5,631
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,104
	Village Community Development District No. 13 Special Assessment Revenue	5.500%	5/1/53	2,965	3,050
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.375%	5/1/43	1,870	1,877
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.600%	5/1/53	2,805	2,818
					746,178
Georgia (3.2%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/44	5,250	5,597
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/39	4,500	4,962
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	3,735	4,091
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/41	7,000	7,795
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/42	8,290	9,193
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,215
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Wealthstar Health System Inc. Project)	5.125%	4/1/53	12,500	13,390
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	870
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	1,898
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	2,070
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,043
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	214
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	476
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	524
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	262
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,320	5,567
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,000	5,257
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	410
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	408
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	406
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,450	1,564
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,394
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	15,875	15,129
[4]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	17,975	17,244
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.125%	4/1/53	6,000	6,427
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.750%	4/1/53	6,020	6,856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/51	2,535	2,400
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,144
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,350
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,077
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	7,163
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,028
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	4,389
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	3,540	2,574
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	2,551
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	11,070	7,798
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/54	5,000	4,378
[1]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	5,750	5,008
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,346
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	520	540
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/48	1,490	1,596
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	19,540	19,962
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,975	6,108
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/62	4,025	4,163
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	2,600	2,720
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	5,300	5,634
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/64	6,710	7,129
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	1,220	1,238
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	18,805	21,018
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	5,831
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	820
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	3,750	4,071
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	2,730	2,976
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	17,460	17,954

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	1,300	1,302
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	8,215	8,264
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	4,325	4,344
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	20,235	20,283
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	5,670	5,674
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	27,595	29,258
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	10,775	11,387
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	36,590	38,918
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	9,200	9,739
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	23,160	24,770
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	15,000	16,052
[1]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	23,549
[1]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	17,610	16,706
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,474
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	2,921
					481,869
Guam (0.4%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/34	390	400
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/35	265	273
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/36	685	700
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/40	525	527
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/43	1,250	1,253
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,676
	Guam Department of Education COP	5.000%	2/1/40	6,125	6,183
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	8,150	8,433
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	3,700	3,972
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	4,150	4,301
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,715
	Guam Income Tax Revenue	5.000%	12/1/35	750	770
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	1,065	1,121
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	138
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	1,315	1,400
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	3,125	3,366
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	2,510	2,724
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,019
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	695	702
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	2,185	2,106
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	1,801
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	2,660	2,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,093
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,097
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,215	1,343
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	500	548
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,244
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,394
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	5,125	5,265
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/41	1,235	1,303
	Port Authority of Guam Port, Airport & Marina Revenue AMT	5.000%	7/1/35	720	762
					62,197
Hawaii (0.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,632
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/36	7,620	8,460
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/37	6,700	7,377
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	2,740	2,742
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	4.000%	3/1/37	4,275	2,972
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	3.200%	7/1/39	3,265	2,206
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/31	500	522
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,339
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,115
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,680
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	932
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	763
					33,740
Idaho (0.2%)
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/38	1,335	1,330
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/40	1,445	1,430
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/46	2,150	2,058
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/51	3,100	2,873
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/48	2,500	2,496
[1]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/51	15,750	12,449
					22,636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois (6.8%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/33	250	266
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,000	1,081
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,500	1,596
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,230	1,365
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,265	1,399
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	1,925	2,016
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	25,275	27,944
[9]	Chicago Board of Education GO	0.010%	12/1/28	5,140	4,268
[9]	Chicago Board of Education GO	0.000%	12/1/30	5,100	3,884
[9,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,808
[9]	Chicago Board of Education GO	0.010%	12/1/30	1,585	1,207
	Chicago Board of Education GO	5.000%	12/1/30	2,055	2,152
	Chicago Board of Education GO	5.000%	12/1/30	2,495	2,613
[1]	Chicago Board of Education GO	6.750%	12/1/30	4,000	4,423
[9]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,928
[9]	Chicago Board of Education GO	0.000%	12/1/31	1,185	863
[9,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,815
[4]	Chicago Board of Education GO	5.000%	12/1/31	625	664
	Chicago Board of Education GO	5.000%	12/1/31	600	627
	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,567
[4]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,059
[4]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,322
	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,048
	Chicago Board of Education GO	5.000%	12/1/36	2,000	2,023
	Chicago Board of Education GO	5.000%	12/1/36	5,000	5,212
	Chicago Board of Education GO	5.000%	12/1/36	3,395	3,539
	Chicago Board of Education GO	4.000%	12/1/38	3,000	2,862
	Chicago Board of Education GO	5.000%	12/1/38	4,295	4,424
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,832
	Chicago Board of Education GO	4.000%	12/1/41	8,000	7,407
	Chicago Board of Education GO	4.000%	12/1/43	1,000	905
	Chicago Board of Education GO	7.000%	12/1/44	36,450	38,057
	Chicago Board of Education GO	6.500%	12/1/46	13,500	14,147
[1]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,455
	Chicago Board of Education GO	4.000%	12/1/47	13,750	11,969
	Chicago Board of Education GO	5.875%	12/1/47	10,000	10,956
	Chicago Board of Education GO	6.000%	12/1/49	27,500	30,232
	Chicago IL GO	0.000%	1/1/31	4,915	3,708
	Chicago IL GO	5.000%	1/1/33	3,920	4,279
	Chicago IL GO	4.000%	1/1/38	12,994	12,951
[9]	Chicago IL GO	0.000%	1/1/39	5,250	2,611
	Chicago IL GO	5.000%	1/1/39	2,100	2,179
	Chicago IL GO	5.500%	1/1/39	2,580	2,816
	Chicago IL GO	4.000%	1/1/40	4,041	3,956
	Chicago IL GO	5.500%	1/1/40	1,000	1,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.500%	1/1/41	1,000	1,063
	Chicago IL GO	5.500%	1/1/43	5,880	6,210
	Chicago IL GO	4.000%	1/1/44	5,644	5,341
	Chicago IL GO	4.000%	1/1/49	8,252	7,481
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,533
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,535
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,053
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	1,000	1,090
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,570	6,109
[4]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	16,930	18,757
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/36	1,500	1,762
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/37	1,000	1,165
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,890	6,518
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/38	1,000	1,147
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	4,000	4,394
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/39	1,820	2,074
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/40	5,000	5,455
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/40	1,535	1,741
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	4,000	4,341
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	550	592
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,083
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,048
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	150	158
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,559
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,246
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,557
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,389
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	325	362
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,203
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	6,561
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	11,267
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,429
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	3,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	1,053
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	2,805
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	3,026
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,278
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	5,021
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.375%	1/1/53	8,345	8,154
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	2,150	2,259
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/55	10,000	10,772
[2]	Chicago Park District GO	5.000%	1/1/37	1,240	1,349
[2]	Chicago Park District GO	5.000%	1/1/40	1,880	2,007
	Chicago Park District GO	5.000%	1/1/42	1,210	1,301
	Chicago Park District GO	5.000%	1/1/44	1,210	1,293
	Chicago Park District GO	5.000%	1/1/45	2,360	2,515
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	8,500	8,183
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	3,258
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	5,700
	Cook County IL GO	5.000%	11/15/31	715	809
	Cook County IL GO	5.000%	11/15/32	470	528
	Cook County IL GO	5.000%	11/15/33	460	514
	Cook County IL GO	5.000%	11/15/34	1,150	1,204
	Cook County IL GO	5.000%	11/15/35	1,025	1,067
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	895
[1]	Evergreen Park IL Sales Tax Revenue	4.375%	12/1/36	6,465	5,983
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	2,275	2,333
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	1,000	960
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	2,781
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	524
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,643
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,416
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	12,447
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,250	2,980
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,729
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	5,225	5,382
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,292
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,210
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	1,747
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	1,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	5.250%	10/1/52	2,385	2,407
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	490	482
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,118
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,159
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	4,620
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	4,794
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,455
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	1,948
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	2,098
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	1,906
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	5,192
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	1,350
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	3,379
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	1,122
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	6,590
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	6,795	6,597
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	13,000	12,634
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,082
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/47	16,400	16,001
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	3,047
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	9,540	9,165
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	9,910	8,126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,217
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	2,000	2,020
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,750	2,816
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	2,845	2,922
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,000	1,027
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,085	1,096
	Illinois GO	5.000%	11/1/29	14,695	15,690
	Illinois GO	5.000%	10/1/30	2,500	2,707
	Illinois GO	4.000%	6/1/33	1,575	1,587
	Illinois GO	4.000%	12/1/33	9,000	9,129
	Illinois GO	5.000%	3/1/34	1,000	1,113
	Illinois GO	4.000%	6/1/34	1,780	1,789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	4.000%	10/1/34	1,000	1,024
	Illinois GO	5.000%	5/1/35	1,000	1,060
	Illinois GO	5.000%	7/1/35	19,605	22,033
	Illinois GO	4.125%	10/1/36	4,500	4,609
	Illinois GO	5.000%	5/1/37	2,835	3,141
	Illinois GO	4.000%	7/1/37	8,010	8,062
	Illinois GO	4.000%	10/1/37	1,000	1,004
	Illinois GO	5.250%	5/1/38	1,985	2,224
	Illinois GO	4.000%	10/1/38	5,000	5,004
	Illinois GO	4.000%	3/1/39	1,550	1,548
	Illinois GO	5.250%	5/1/39	4,990	5,564
	Illinois GO	5.500%	5/1/39	1,500	1,663
	Illinois GO	4.000%	10/1/39	2,475	2,472
	Illinois GO	5.250%	5/1/40	5,805	6,438
	Illinois GO	3.000%	12/1/40	2,500	2,130
	Illinois GO	5.250%	5/1/41	6,850	7,565
	Illinois GO	4.000%	10/1/41	2,000	1,968
	Illinois GO	5.500%	3/1/42	3,000	3,369
	Illinois GO	5.250%	5/1/42	6,565	7,221
	Illinois GO	5.250%	5/1/43	4,425	4,844
	Illinois GO	5.125%	10/1/43	5,500	5,987
	Illinois GO	5.750%	5/1/45	7,095	7,817
	Illinois GO	4.250%	10/1/45	4,250	4,197
	Illinois GO	5.500%	5/1/47	10,415	11,496
	Illinois GO	5.000%	12/1/48	10,000	10,659
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	4,000	4,104
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	8,943
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	2,000	2,263
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	4,075	4,677
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,000	5,369
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,480	7,320
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	2,975	2,926
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/39	1,175	1,307
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	8,117
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	10,610
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	7,687
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	7,801
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	7,413
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,689
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	6,000	4,194
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	625	385
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	675	394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	5,584
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	2,000	1,101
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	3,025	1,621
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	1,850	970
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	3,760	1,929
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,750	867
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	4,931
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	3,100	1,504
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	227
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,900	1,361
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	2,050	936
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	5,289
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	12,000	4,989
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	16,275	15,463
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	31,725	29,054
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	9,251
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/40	3,935	3,940
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	22,885	23,620
[2]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,800	5,868
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,051
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	5,034
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	23,436
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,009
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	2,810	3,199
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,089
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,445	1,557
[4]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/58	5,350	5,884
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/40	2,600	2,930
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,410
					1,039,580
Indiana (0.5%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	1/15/43	1,625	1,881
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/29	2,000	2,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.250%	2/1/34	2,650	2,662
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/39	3,300	3,313
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	4,196
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	8,750	9,483
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/25	7,205	7,345
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	1,190	1,187
[1]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	8,800	6,616
	Indiana Finance Authority Industrial Revenue	6.750%	5/1/39	2,000	2,233
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	1,060	1,086
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	3,940	4,080
[10]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/42	500	548
[10]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	600	652
[10]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	676
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/31	1,175	1,274
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/53	5,000	5,556
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	6.000%	3/1/53	3,500	3,783
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	3,500	3,856
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	2,000	2,228
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	6,395	7,202
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/35	1,100	1,221
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/36	1,450	1,641
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/37	1,380	1,550
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,557
					78,834
Iowa (0.3%)
[1]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	8.250%	1/1/52	5,000	4,642
	Iowa Finance Authority Industrial Revenue	5.000%	12/1/50	2,500	2,612
[12]	Iowa Finance Authority Industrial Revenue PUT	1.500%	4/1/24	6,250	6,209
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	6,250	6,457
	Iowa Finance Authority Industrial Revenue PUT	5.000%	12/1/42	2,000	2,097
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	2,601
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	3,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	5,008
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,950	1,829
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	15,000	2,020
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	1,610	1,709
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	3,300	3,504
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	2,000	2,123
					43,892
Kansas (0.2%)
[1,9]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/38	6,000	6,135
[1,9]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/42	3,500	3,578
[4]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	1,505	1,616
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,488
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	1,856
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,150	907
[1]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/34	1,420	1,490
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	13,931
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	1,770	1,677
					32,678
Kentucky (1.4%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,037
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	11,434
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/32	11,915	11,501
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	7,475	7,250
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	8,500	8,244
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	17,000	16,360
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	5,000	4,812
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,109
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	1,799
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	1,909
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,229
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,557
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	18,020	18,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	18,975	19,005
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	12,485	12,504
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	11,225	11,241
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	10,980	10,999
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	16,315	16,338
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	16,310	17,715
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/48	585	586
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.400%	7/1/33	3,065	3,531
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/39	3,000	3,438
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/40	1,020	1,145
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/41	1,150	1,333
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,475	1,609
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	1,715	1,864
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,000	1,082
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,000	1,014
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/54	10,855	11,962
					206,647
Louisiana (0.6%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,800	2,546
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	1,002
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	4,371
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,250	3,250
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/37	385	442
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/38	250	284
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/39	275	311
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/48	4,055	4,426
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	1,973
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,450
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	10,788

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,159
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	3,025
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	108
[4]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	3,500	3,597
[1]	Louisiana Public Facilities Authority Revenue	6.500%	7/1/36	21,880	21,885
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	779
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	780
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	896
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	619
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	519
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	779
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	2,750
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	519
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,285
[4]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	10,361
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,000	1,073
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,660	1,641
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,037
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	3,970	3,930
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	1,065	1,015
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	500	511
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	1,045	1,062
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/38	775	775
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/41	615	591
					98,539
Maine (0.5%)
[1]	Finance Authority of Maine Industrial Revenue	8.000%	12/1/51	13,000	9,192
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	791
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	555
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	762

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	949
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,124
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	2,000	1,977
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,654
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,500
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,346
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	4,404
[2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,090	3,095
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	7,219
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,112
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	10,250	9,763
	University of Maine System College & University Revenue	5.500%	3/1/52	4,475	4,871
	University of Maine System College & University Revenue	5.500%	3/1/57	5,850	6,343
	University of Maine System College & University Revenue	5.500%	3/1/62	7,635	8,246
					73,903
Maryland (1.3%)
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,260
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	562
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	173
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,467
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	632
[1]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	1,968
[1]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,200	5,089
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,295	1,276
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,569
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,556
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,048
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	5,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	400	396
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	973
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	964
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	4,699
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	3,725	3,715
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	1,295	1,252
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	3,310	3,202
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	2,760	2,846
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,365	2,535
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,107
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	1,103
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	1,096
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,355
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,300
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	1,792
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,485
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,572
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	7,414
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	2,690	2,752
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	202
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	178
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	149
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	179
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	194
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	331
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	382
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	330

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,054
Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	2,695	2,451
Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	5,569
Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	7,620	6,470
Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/37	2,600	2,748
Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/37	2,700	2,843
Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/38	3,000	3,145
Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/38	2,350	2,461
Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/39	4,125	4,306
Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/42	3,120	3,213
Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/42	2,415	2,487
Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,224
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	854
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,045
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,100	1,137
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	570
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	5,231
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,250	1,283
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	236
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	907
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	8,585	8,258
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,710	1,797
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	2,367
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	3,360	3,587
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	2,035	2,095
[1,7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.410%	7/1/41	15,540	15,540
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,115	6,587
	Maryland State Transportation Authority Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	6,802
[13]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	1,432
	Prince George's County MD COP	5.000%	10/1/48	10,000	10,432
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	8,709
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	5,330
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	1,500	1,325
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	5,120	4,395
					196,339
Massachusetts (1.9%)
	Ashland MA GO	3.000%	8/1/47	4,000	3,369
	Ashland MA GO	3.000%	8/1/52	3,500	2,813
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	2,804
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,505
	Commonwealth of Massachusetts GO	3.000%	2/1/38	10,000	9,191
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	4,527
	Commonwealth of Massachusetts GO	5.000%	11/1/52	10,000	10,897
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	1,925	2,038
	Lowell MA GO	2.000%	9/1/40	1,460	1,049
	Lowell MA GO	2.000%	9/1/41	1,440	1,010
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	8,142
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	6,405
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	4,070	4,269
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	8,395	8,355
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	5,630	6,324
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,121
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	2,000	2,306
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	580	615
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	5,000	5,710
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,750	1,611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,500	2,477
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,350	2,402
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,132
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	1,920
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,059
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	1,000	850
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	1,395
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/50	1,500	1,282
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	2,500	2,514
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	824
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	5,290
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	934
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	975
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,054
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,088
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,123
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	1,902
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,171
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,157
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,060
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	2,826
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,460	3,545
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	215
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,605
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	508
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	505
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	3,906
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,013
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	1,950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,281
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	1,008
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	5,650	5,055
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	3,000	2,317
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	491
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	969
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,000	3,275
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	1,500	1,449
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	900	941
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	11,760	11,787
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	7,355	7,983
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/54	7,300	7,857
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	14,860	13,811
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,024
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,000	1,020
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	8,170	7,989
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	6,000	5,793
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	2,842
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	1,019
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	565	550
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	1,255	1,163
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	1,020	860
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,666
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	2,631
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,316
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	3,675	3,868
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	240	236
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	3,485	3,043
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/38	9,440	8,906
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	859

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,765	1,700
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	600	673
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	720	806
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	760	840
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,600	2,852
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	7,767
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,085
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,203
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,292
Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	15,892
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	7,000	7,518
				293,397
Michigan (1.7%)
Detroit MI GO	6.000%	5/1/43	1,000	1,121
Detroit MI GO	5.500%	4/1/45	250	263
Detroit MI GO	5.500%	4/1/50	250	260
Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/40	1,125	1,224
Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,150	1,247
Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/46	2,250	2,399
Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	3,625	3,822
Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/48	1,500	1,699
Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/53	2,000	2,243
Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,082
Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	1,874
Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/48	2,250	2,549
Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,069
Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	1,862
Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	1,050	1,178
Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,030	3,074
Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,374
Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,830	4,864
Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20
Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	31
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	31
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	3,250	3,251
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	970	909
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	911
[14]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,220
	Michigan Finance Authority College & University Revenue	4.000%	2/1/42	745	631
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	4.000%	5/1/31	1,250	1,093
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/36	2,340	2,088
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/46	2,000	1,577
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	6,634
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,380
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,237
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,555
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,391
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/44	9,950	9,725
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/50	8,210	7,772
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	3,000	2,763
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,750	2,766
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,025	3,043
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	115	116
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	11,005	11,669
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	5,019
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,017
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,000	2,042
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	19,933
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,298
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	5,770	6,301
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	745	743
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	8,255	8,864
	Michigan Strategic Fund Appropriations Revenue (AMT-I-75 Improvement Project)	5.000%	6/30/48	4,750	4,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	10,092
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	13,565	13,900
	Michigan Strategic Fund Electric Power & Light Revenue (DTE Electric Company Exempt Facilities Project) PUT AMT	3.875%	6/3/30	15,000	14,859
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	3,400	3,338
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/46	18,960	21,353
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/49	1,600	1,822
	Novi Community School District GO	5.000%	5/1/38	1,905	2,068
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,108
[14]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,054
[14]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,054
[14]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,053
[14]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,052
[14]	Romeo Community School District GO	5.000%	5/1/37	1,825	1,890
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/26	825	771
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/31	1,565	1,464
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/41	3,000	2,518
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	2,004
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,080
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	1,884
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	2,565
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,256
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,088
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,039
					258,415
Minnesota (0.5%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,099
	Anoka MN Health, Hospital, Nursing Home Revenue	5.500%	11/1/46	2,980	2,761
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/32	500	540
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	625	676
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/34	600	606
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/35	500	502
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/37	425	417
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/38	450	434
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/39	300	286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	1,025
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/51	1,400	1,064
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/56	1,080	799
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,042
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,042
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	887
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	521
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	519
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	433
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	208
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	234
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	234
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	259
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	1,345	1,498
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	238
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	259
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	309
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/47	4,150	4,427
[10]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/54	5,000	5,505
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,201
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	864
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	632
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	4,600	4,833
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/52	8,500	8,866
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	1,495	1,490
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	906	893
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	1,205	832
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,230	2,388
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,000	1,084
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	1,750	1,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	11,565	11,620
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	917
	Scott County MN GO	3.000%	12/1/32	1,775	1,780
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,239
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	677
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,104
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,465
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	199
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	197
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	244
					77,269
Mississippi (0.1%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,202
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,463
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,005
[1]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/41	2,500	2,152
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,055
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,050
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/35	2,000	2,169
					15,096
Missouri (1.4%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,050	2,911
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	116
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	2,812
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	1,830
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	3,137
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,400	3,374
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,155
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/34	2,155	2,183
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/35	1,485	1,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/36	3,000	3,015
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/37	4,155	4,166
	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/46	2,985	3,065
[4]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/49	5,865	6,038
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/50	1,935	1,800
[4]	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/57	6,900	6,335
[4]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/57	5,000	5,175
	Kansas City MO Special Obligation Revenue	5.000%	9/1/44	4,660	4,977
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,425	1,417
[1]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	1,220	1,185
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	1,881
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,345
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,068
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,577
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,931
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/48	6,035	6,807
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/49	1,530	1,488
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	2,475	2,415
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,065	917
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/52	12,500	12,002
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/52	4,840	5,216
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	35,000	33,574
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	12,003
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	805	793
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/43	1,030	1,124
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/32	9,015	9,184
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/33	17,460	17,741
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	3.375%	12/1/31	2,100	2,080
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	4.000%	12/1/37	2,700	2,713
[1]	Shrewsbury MO Tax Allocation Revenue (Kenrick Plaza Redevelopment Project)	4.000%	5/1/36	4,320	4,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	1,912
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	3,749
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	2,709
[1]	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	5/15/53	10,000	7,219
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	9/1/53	2,000	1,840
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,300
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	1,004
	St. Louis County Industrial Development Authority Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,250	1,304
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,100	978
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	2,890	2,804
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,523
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,648
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,048
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,043
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,040
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,036
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,155	1,021
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,405	1,197
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	948
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,400	1,107
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	1,000	884
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	1,215	1,035
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,000	821
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	1,215	961
					220,412
Montana (0.0%)
[13]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,476
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	666
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,450	1,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	956
					5,576
Multiple States (0.3%)
[1,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,630	8,568
[1,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,660	4,151
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.996%	12/25/36	9,977	9,585
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	4,985	4,040
[7,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	4.548%	8/25/40	6,997	6,848
[7,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.083%	4/25/43	7,986	6,638
					39,830
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	3,970	4,300
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	511
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	38,175	40,339
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	22,060	22,144
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	9,685	10,170
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	946
[7]	Douglas County NE College & University Revenue (Creighton University Project), SIFMA Municipal Swap Index Yield + 0.530%	4.400%	7/1/35	4,415	4,345
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	4.000%	4/1/33	1,785	1,823
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	3,785
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,107
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	10,564
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	10,460	9,935
					111,969
Nevada (0.2%)
[2]	Clark County School District GO	3.000%	6/15/41	3,470	2,929
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	885	884
	Henderson Local Improvement Districts Special Assessment Revenue	4.000%	9/1/51	495	399
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/40	445	394
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/50	2,265	1,909
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	5.000%	12/1/49	985	941
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.000%	6/1/41	650	476
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.125%	6/1/51	1,420	938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas NV Special Improvement District No. 817 Summerlin Village 29 Special Assessment Revenue	6.000%	6/1/48	315	328
	Las Vegas NV Special Improvement District No. 817 Summerlin Village 29 Special Assessment Revenue	6.000%	6/1/53	1,000	1,039
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/34	550	547
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/39	735	722
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/43	740	724
[1]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/47	1,600	1,614
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/49	1,170	1,116
[1]	North Las Vegas NV Special Assessment Revenue	6.000%	6/1/52	1,800	1,839
[1]	Reno NV Sales Tax Revenue	0.000%	7/1/58	19,500	2,582
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,261
					22,642
New Hampshire (0.4%)
	New Hampshire Business Finance Authority	4.125%	1/20/34	14,288	13,994
	New Hampshire Business Finance Authority	3.875%	1/20/38	8,951	8,439
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	1,700	1,894
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,500	2,715
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,250	2,439
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,300	1,341
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	670	502
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	7,000	6,653
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	911
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	1,807
	New Hampshire Business Finance Authority Resource Recovery Revenue	4.500%	10/1/33	4,470	4,773
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	4,000	3,957
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	1,850	1,830
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	504
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,196
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,200
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	908
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	12,000	11,613
					67,501
New Jersey (3.5%)
	Atlantic City NJ GO	5.000%	12/1/24	620	619
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,130
	Atlantic City NJ GO	5.000%	12/1/26	365	362
	Atlantic City NJ GO	5.000%	12/1/29	125	123
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue, ETM	5.000%	12/1/24	2,950	2,962
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,077
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	282
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,580	1,553
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,324
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/37	4,290	4,683
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/38	5,185	5,633
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/44	1,000	1,060
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/49	1,650	1,590
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,365	2,439
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	3,000	3,237
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/28	3,180	3,554
[1]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/39	2,120	2,075
[1]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/49	2,140	1,967
	New Jersey Economic Development Authority Dedicated Appropriations Revenue	5.000%	6/15/43	5,385	5,661
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	3,612
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	1,887
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	2,000	1,864
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	4,940
[10]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	1,000	1,160
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	4,665	5,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	1,915
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	9,419
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	503
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	1,000
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,085
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	494
[1,3]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	2,074
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,409
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,254
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	7,000	6,537
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,079
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	3,000	3,067
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	3,760
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	3,889
	New Jersey Economic Development Authority Water Revenue PUT AMT	3.750%	6/1/28	5,000	5,019
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,106
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,106
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,188
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,100	3,696
	New Jersey GO	2.000%	6/1/33	6,175	5,317
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,072
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,000	3,206
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,000	3,184
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	3,154
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,170	7,550
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	14,792
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	3,000	2,939
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,696

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,008
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	1,110	1,090
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,482
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,060	5,744
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	6,685	6,356
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	2,345	2,273
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	7,580	7,207
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	7,275	6,925
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	4,600	4,251
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	5,070	4,979
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	3,875	4,006
	New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/42	2,660	2,979
	New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/43	2,090	2,327
	New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/46	8,210	9,009
	New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.250%	6/15/50	6,685	7,370
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	6,173
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,000	5,374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,477
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	8,739
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,625	8,275
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	2,073
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	10,925
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	6,500	7,393
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,345
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	4,595	4,682
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	6,165	6,343
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	8,285	8,475
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	950	1,028
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	5,362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,095	1,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	4,030
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	3,000	3,006
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	4,063
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	1,500	1,725
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	2,500	2,905
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	3,790	3,880
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	5,500	5,845
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,125	15,896
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	2,500	2,609
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,120	20,440
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	5,316
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	3,853
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	558
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	3,036
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,500	1,537
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	2,000	2,024
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,000	13,893
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,500	8,061
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,833
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	7,507
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,250	856
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,775
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	14,875	7,887
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	16,053
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	10,000	11,109
[4]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,168
[4]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	3,190	3,690
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,215
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,317
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,433
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,550	12,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	1,500	1,538
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	15,610	14,579
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,300	1,392
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,660	8,825
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,000	8,137
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	8,613
					531,736
New Mexico (0.3%)
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	48,415
New York (10.5%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,141
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	3,939
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	4,650	4,697
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	681
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	860
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,700	1,714
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	1,756
[1]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/52	1,625	1,662
[1]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/62	2,250	2,289
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/56	1,590	1,116
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.250%	6/15/43	525	527
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.500%	6/15/63	2,750	2,728
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,097
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,492
[1]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	7,000	6,132
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,431
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,070	7,240
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	15,600	15,791
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,875	4,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	6,125	6,445
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	984
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	871
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	683
[1,3]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	4,687	1,875
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,540
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	2,000	2,213
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,590	1,498
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,285
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,215	1,304
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,625	6,135
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,091
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,109
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,122
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,119
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	2,964
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,445
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	3,822
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	400	406
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	15,414
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	3,091
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,695	4,131
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	9,125
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	2,140	2,168
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	7,066
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	12,630	12,361
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	7,365	7,219
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	8,500	9,029
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	3,894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	21,170	20,480
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,760	3,636
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	3,500	3,332
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,500	9,995
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	1,855	1,757
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	2,335	2,299
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	1,095	1,037
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	6,500	6,129
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	5,000	4,717
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	805	844
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	6,430	6,030
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/54	13,000	12,640
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	1,500	1,588
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	32,500	32,682
[4,7]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	1,245	1,245
[4,7]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	1,750	1,750
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,150	1,192
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,740	1,680
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,010	2,871
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	11,165	9,937
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/50	5,000	3,683
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,507
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/36	1,000	1,124
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/37	1,130	1,257
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/38	1,750	1,932
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	6,500	6,184
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	325	310
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	5,000	5,024
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	564
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	3,000	2,413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,190
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	6,362
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	9,020	6,800
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	9,211
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	5,000	5,293
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	3,500	3,140
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,075	2,435
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,450	2,727
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	2,400	2,582
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,825	5,216
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	3,575	3,865
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	9,775	10,606
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	10,985	12,311
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	740	836
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	2,116
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	10,000	10,882
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	4,299
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,664
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,756
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,480	2,558
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,115	2,271
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,935	5,279
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	7,740	8,230
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	9,525	8,378
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,545	3,783
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	15,717
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,850	3,176
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	5,815	6,447
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	1,685	1,359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/48	1,250	1,008
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	10,780	10,666
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,750	6,083
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	18,750	18,551
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	5,000	5,430
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/47	5,000	5,848
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,718
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	5,000	2,312
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.010%	11/15/45	5,000	1,700
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	3,740	1,075
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	4,265	3,544
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	3,925	3,085
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,730	4,395
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,665	1,335
[1]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,705	6,717
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	6,079
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	6,855	6,362
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,620	7,029
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	27,520	24,980
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,480	1,272
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	8,970	6,855
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	7,500	6,065
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	32,820	25,231
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,855	7,370
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,500	7,255
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	6,925	8,158
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,940	5,101
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,685	2,582
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,205	1,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/38	6,500	6,737
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	187
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	172
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	3,897
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	3,500	4,315
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,691
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,227
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,000	1,891
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	2,365	2,909
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,000	1,866
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	1,804
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,540	4,745
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,265	3,409
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,900	1,982
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,815	3,789
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,000	1,938
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	4,000	3,894
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	2,500	2,475
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	15,000	15,978
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	2,665	2,591
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,455
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	12,575
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,470	10,794
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	1,420	1,403
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	10,000	8,071
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	10,000	8,012
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	25	26
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	7,145	7,857
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	4,500	4,973
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/42	2,890	2,493

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	2,039	1,748
New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,602	1,352
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,000	10,675
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	5,365
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	7,000	7,421
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	10,611
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	2,902
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,602
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,241
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,125	2,189
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	7,500	7,525
New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	3,795
New York State Thruway Authority Highway Revenue	4.000%	1/1/41	5,000	5,023
New York State Thruway Authority Highway Revenue	3.000%	1/1/48	4,125	3,203
New York State Thruway Authority Highway Revenue	4.000%	1/1/49	4,995	4,939
New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	13,316
New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,275	5,077
New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	3,750	3,727
New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	6,195	6,193
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	2,875	2,294
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	5,095	3,987
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,805	7,651
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	3,035	2,688
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	11,965	10,595
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	2,798
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	5,270
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,294
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	10,564
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/42	10,000	11,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	6,000	5,337
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	4,000	3,222
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,413
	New York Transportation Development Corp. Industrial Revenue	2.250%	8/1/26	2,880	2,768
	New York Transportation Development Corp. Industrial Revenue	5.250%	8/1/31	2,730	2,868
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,053
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	8,868
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,147
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	1,115	1,106
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	10,584
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	4,902
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	9,228
	New York Transportation Development Corp. Industrial Revenue	5.375%	8/1/36	4,000	4,161
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	10,000	10,219
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	4,481
[4]	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	1,025	1,001
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	19,360	18,863
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/46	775	682
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	10,000	8,367
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	490	508
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/27	700	736
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/28	700	747
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/29	650	702
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/30	500	544
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/31	800	867
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/31	10,000	10,950
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/32	1,000	1,084
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/32	5,155	5,697
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/33	850	916
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/33	6,305	6,941

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/34	800	863
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/34	6,000	6,589
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	4/1/35	11,490	12,892
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/35	4,945	5,401
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/36	5,500	5,957
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/37	750	790
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/37	7,500	8,056
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/38	2,000	2,225
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/38	1,560	1,527
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	4,440	4,745
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	3,945	4,210
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/39	1,000	1,109
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/39	300	290
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/39	3,000	3,194
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.625%	4/1/40	20,000	21,665
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/40	875	965
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/40	1,720	1,704
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/40	2,500	2,641
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/41	850	934
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	1,974
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/41	500	475
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/41	1,955	1,927
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/41	2,000	2,103
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	500	469
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	3,280	3,175
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	5,500	5,174
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/42	2,500	2,618
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/54	28,500	31,457
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	6/30/60	18,000	18,837
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	4,455	3,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	3,944
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	53
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/29	8,555	8,276
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	13,427
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	2,982
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,468
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,676
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/36	2,000	2,250
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,315
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	2,035
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	2,650	2,949
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	2,510	2,776
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	1,004
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	5,000	5,528
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	1,440	1,427
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	987
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	5,142
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/47	5,000	5,429
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/52	13,750	15,104
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	10,145
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue AMT	5.000%	7/15/38	4,000	4,421
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue AMT	5.000%	7/15/39	3,000	3,306
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,009
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,000	1,844
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,455	4,500
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,066
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	752
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	1,782
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	550	548
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,000	2,275
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	11,431
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	4,163
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	9,855	10,630
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/53	15,470	17,345
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	6,500	6,956
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,335	12,916
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	5,366
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	20,500	23,071
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	3,500	2,773
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	4,585	4,546
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	7,500	7,479
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,656
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/54	5,000	5,481
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	17,720	18,427
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	8,000	7,922
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,476
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	2,944
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	7,279
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,259
[1]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	8,195	7,420
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	9,013
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	2,480	2,448
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	4,185	4,088
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	1,450	1,545
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/48	2,230	2,542
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/49	2,020	2,297
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	1,595	1,681
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	5,960	6,783
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/53	1,000	1,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	5,000	3,773
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	10,930	9,002
					1,604,789
North Carolina (0.6%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/46	1,000	821
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	3,379
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/37	700	781
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,549
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/39	1,800	1,985
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/40	1,625	1,780
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/43	2,500	2,710
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,940	2,096
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	9,460	10,069
[4]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/39	1,395	1,566
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,049
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	538
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,380	2,352
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,990	5,347
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	850	850
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,417
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,390
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,270	4,104
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	2,694
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	6,780	6,586
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	2,670	2,660
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	2,942
	North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	35	33
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	5,650	5,944
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	12,603
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	1,705	1,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,110
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	9,250	7,655
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	3,525	2,784
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,970	1,923
					93,491
North Dakota (0.3%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	991
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	5,143
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	2,000	1,547
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,621
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	3,085	3,023
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	7,000	7,396
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	4,543
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	5,535
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	4,399
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	1,000	811
					40,009
Ohio (2.7%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	200
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	1,084
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	195
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	740	712
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,000	1,899
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,560
	Beachwood City School District GO	5.250%	12/1/57	10,000	10,805
[2]	Brunswick City School District GO	5.500%	12/1/60	3,910	4,272
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,082
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	3,024
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,825	5,850
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,400	8,649
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	30,680	28,339
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	73,310	69,214
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	2,879
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,212
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	5,918
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	3,663
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	2,500	2,674
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	2,500	2,649
[1]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue	4.000%	12/1/55	2,155	1,779
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	5,788
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	4,025	4,088
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	439
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	424
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	550
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	493
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	473
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	755
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	757
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,113
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,638
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,688
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	9,153
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	3,737
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,500	5,331
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	7,568
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	4.300%	2/1/24	7,500	7,502
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,796
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	1,901
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,086
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,502
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,445	2,594
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	3,050	3,177
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,319
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	4,505
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	31,590	32,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	4,547
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	996
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,392
	Kenton City School District GO	4.000%	11/1/58	4,655	4,439
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,810	3,855
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	19,850	18,790
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,089
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	826
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,104
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	881
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,097
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	7,199
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,088
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	5,840	5,417
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	3,625
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	1,966
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,665	2,502
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.250%	6/1/27	3,900	3,910
[1]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	26,680	25,967
[1]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	12,200	11,582
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,213
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	725	661
[2]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	2,445	1,973
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	2,215	2,329
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/49	1,045	773
	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,135	2,146
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/47	1,500	1,361
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	6,000	5,278
	Ohio Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	3,440	3,494
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	2,330	2,637
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	3,680	3,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	6.500%	12/1/30	1,000	762
[1]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	7.000%	12/1/42	9,000	7,154
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	5.750%	12/1/53	1,950	2,059
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	6.000%	12/1/58	2,695	2,874
					408,467
Oklahoma (0.4%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,015
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	1,930
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,015
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	7,593
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	5,200	5,264
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	1,085	1,067
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	10,757
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/44	1,000	991
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	24,320	24,113
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	9,070	9,129
[3]	Oklahoma Development Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/1/47	4,575	7
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	549
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	405
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	1,896
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	500	506
					66,237
Oregon (1.1%)
	Forest Grove OR College & University Revenue	4.000%	5/1/40	855	790
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/45	4,660	4,910
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	5,305	5,010
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/50	965	1,013
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	1,995	2,288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/39	5,000	5,784
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	5,000	5,746
	Oregon GO	5.000%	6/1/41	1,815	2,084
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,580	1,954
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/40	820	810
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	150	150
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	3,205	3,234
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,250	3,241
[1,3]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	9,225	1
[1,3]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	12,900	1
[1,3]	Oregon State Business Development Commission Economic Development Revenue	9.000%	4/1/37	7,940	1
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	7,500	6,488
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	4,603
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	4,010	3,849
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	11,790	12,487
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	3,718
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/35	6,345	6,482
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,036
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	2,748
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,272
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/37	16,595	16,657
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	2,231
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	4,050	4,482
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/47	30,000	28,862
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.500%	7/1/48	5,000	5,529
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,625	1,643
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	2,375	2,389
	University of Oregon College & University Revenue	5.000%	4/1/50	5,000	5,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	University of Oregon College & University Revenue	3.500%	4/1/52	8,370	7,211
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.010%	6/15/45	9,025	3,349
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	2,220	1,707
					160,076
Pennsylvania (7.6%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/31	3,000	3,278
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/33	5,000	5,492
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/36	5,700	5,769
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/37	5,750	5,774
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/41	5,255	5,126
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,351
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,220
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,089
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	4,781
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	4,553
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,447
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,551
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,125	5,257
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	7,655	8,008
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,285
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	5,485	5,545
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	2,075	2,049
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	933
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,180	1,124
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,225	1,085
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	851
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	421
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	2,500	2,426
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/42	1,500	1,495
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/52	2,000	1,902
[4]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	5,260	3,923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,188
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	4,227
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	365	366
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	1,980
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,617
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,157
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	10,000	9,283
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	1,400	728
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	5,605	3,508
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	600	406
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,695	5,562
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	100	99
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/38	700	696
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.125%	3/1/48	952	911
[2]	Coatesville School District GO	0.000%	10/1/33	775	541
[2]	Coatesville School District GO	0.000%	10/1/37	2,050	1,180
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	8,867
[4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	4,658
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	5,000	5,094
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	13,343
[1]	Dauphin County General Authority College & University Revenue	5.125%	10/15/41	3,775	2,941
[1]	Dauphin County General Authority College & University Revenue	6.250%	10/15/53	4,000	3,300
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/29	1,200	1,089
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	650	682
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,850	2,741
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	295	313
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,685	2,175
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	375	393
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	1,625	1,517
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	465	517
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,175	3,880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	5,407
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	2,730	2,559
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	1,625	1,635
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	3,175	3,194
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	1,060	1,088
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	150	145
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	896
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	341
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	1,400	1,146
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	1,600	1,301
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	2,950	2,315
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	15,810	15,124
[2]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	972
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	6,000	5,838
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	23,350	24,257
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	3,000	2,902
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,093
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,406
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	2,969
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,330	10,373
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	10,515	9,973
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	2,000	2,010
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,530
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	3,703
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	3,826
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	2,816
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	32,415	33,983
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,174
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,558
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	7,720
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	4,450
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,407
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	4,566
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	8,781
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	190	191
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	1,730	1,763
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,300	11,517
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	10,885	11,094
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	4,445	4,563
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	4,780	4,881
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,539
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,600
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,195
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	11,063
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	10,000	9,468
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	765
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/37	5,350	6,107
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/38	3,350	3,793
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/41	5,500	6,135
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	6/30/48	8,000	8,889
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	6.000%	6/30/61	21,500	24,266
[4]	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	12/31/62	10,000	11,237
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	6/30/26	870	888
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/28	895	917
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/29	12,655	12,977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	8,950	9,069
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	6/30/24	350	351
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/26	750	767
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	656
	Pennsylvania Economic Development Financing Authority Appropriations Revenue AMT	5.250%	6/30/53	13,640	14,466
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	500	515
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	3,820	3,838
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	5,000	4,973
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/42	5,500	5,466
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	2,875	2,831
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	9,050
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	7,651
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	855	821
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	11,935	11,673
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	9,230	8,989
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	1,130	1,070
[1]	Pennsylvania Economic Development Financing Authority Industrial Revenue (Consol Energy Inc. Project) PUT	9.000%	4/13/28	2,000	2,204
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	10,300	10,146
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	5,700	5,583
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24	35,000	34,482
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	456
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	3,925	3,382

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	2,780	2,453
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	3,000	3,179
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	4,500	4,935
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue AMT	4.000%	4/1/39	2,185	2,175
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,256
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	6,000	6,679
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,575
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5,935	6,291
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,690	4,278
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	6,403
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	1,713
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	4,500	5,160
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,405	1,486
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	4,230	4,809
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	12,334
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	8,830
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	6,575	7,455
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	16,727
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,815	5,418
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	7,000	7,128
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,127
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,885	4,349
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,765
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	9,964
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,973
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,673
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	9,977
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,500	2,467
Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	5,201
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,295	16,544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,495	1,670
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	10,000	10,992
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	8,975	8,699
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	14,150	15,135
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,000	2,172
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,155	2,372
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	8,525	8,244
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,104
[5]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/24	0.000%	12/1/39	8,300	8,606
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	5,245
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	8,475	8,360
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,325	7,084
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	6,423
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,020
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,019
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,500	1,511
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	6,555
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,031
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,029
[1]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/38	750	756
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/39	2,760	2,604
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/39	1,600	1,513
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/40	815	818
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/41	950	800
[1]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/43	1,000	1,004
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/49	3,230	2,858
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,750	1,530
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,500	1,449
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/51	640	490
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/56	700	523
	Philadelphia IDA College & University Revenue	4.000%	11/1/35	2,000	2,021
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,625	1,637
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	1,585	1,589
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,262
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	3,000	2,809
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	1,190	1,339
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,845	4,137
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	4,180	4,457
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	20,000	21,557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	1,000	1,022
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,537
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	6,743
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,610
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	5,926
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	7,990
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	2,813
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,131
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,000	1,023
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,551
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	2,035
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	1,695	1,718
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	7,514
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	9,909
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	8,369
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	5,000	5,354
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	20,935	23,435
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	7,346
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	2,015	2,302
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,433
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	3,640	3,667
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,610
	Philadelphia School District GO	5.000%	9/1/34	2,450	2,624
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,335
	Philadelphia School District GO	5.000%	9/1/44	4,000	4,233
	Pittsburgh PA GO	4.000%	9/1/32	500	519
	Pittsburgh PA GO	4.000%	9/1/33	510	528
	School District of Philadelphia GO	5.250%	9/1/42	14,860	16,687
	School District of Philadelphia GO	5.250%	9/1/42	2,540	2,852
	School District of Philadelphia GO	5.500%	9/1/48	5,410	6,086
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,033
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,534
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	250	237
[1]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	35,391
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,600	1,316
					1,161,621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico (2.4%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	484	476
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	2,306	2,343
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,943	9,443
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	19,299	20,899
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	32,525	36,233
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	24,466	15,558
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	32,377	31,411
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	12,425	11,854
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	6,516	6,109
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,896	2,640
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	1,882	1,669
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,045	1,075
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,095	5,243
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	2,280	2,350
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	3,540	3,664
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	900	932
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	4,825	5,012
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	10,695	10,923
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,000	9,052
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	3,230	2,799
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	182
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	355	390
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	140	135
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	48
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	38

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	35	33
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	150	140
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	13,513	11,878
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	19,096	15,518
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,000	811
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	8,900	6,660
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	3,103	2,127
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	97,892	97,280
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	14,792	14,700
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	21,180	6,580
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	939
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	21,174	20,746
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	7,727	7,565
				365,586
Rhode Island (0.3%)
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	1,030
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,383
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,388
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,351
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,046
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,720
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,017
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,617
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,267
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,287
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	4,476
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	5,500	5,351
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	871
Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	4,690	3,999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	4,613
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,071
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	3,120	3,124
					39,611
South Carolina (1.3%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/49	1,500	1,273
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	1,700	1,757
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/44	6,000	6,402
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	11,945	12,928
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	5,555	5,985
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/51	3,000	2,858
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	3,500	3,652
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	719
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/33	1,020	1,111
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/35	1,130	1,230
[10]	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/64	10,000	10,644
[1]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue (Green Charter School Project)	4.000%	6/1/46	5,925	4,236
[1]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue (Green Charter School Project)	4.000%	6/1/56	5,095	3,353
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,000	5,032
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	15,303
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/1/48	5,250	5,308
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	4,673
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/53	12,500	13,506
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	4.000%	12/1/44	7,500	7,483
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/47	7,480	7,641
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	10,500	10,241
[1]	South Carolina Jobs-Economic Development Authority Resource Recovery Revenue	6.500%	6/1/51	3,750	2,256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,171
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,131
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/36	2,445	2,499
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,922
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	5,000	5,001
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/46	8,860	8,630
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	5,170	4,883
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	21,700	20,407
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	4,100	3,750
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	3,973
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,266
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,018
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	5,186
	South Island Public Service District Water Revenue	5.000%	4/1/47	5,000	5,400
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	3,015	3,386
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/43	1,775	1,721
					201,935
South Dakota (0.2%)
	Lincoln County SD College & University Revenue	4.000%	8/1/56	3,040	2,530
	Lincoln County SD College & University Revenue	4.000%	8/1/61	2,650	2,163
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/26	7,500	7,749
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	14,005	13,437
					25,879
Tennessee (1.2%)
[3]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/31	3,400	782
[3]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/37	2,900	667
[3]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/47	3,485	802
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,005
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	989
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	3,000	3,103
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	7,885	8,087
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,602
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/54	1,275	1,402
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/59	1,840	2,011
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	525	542
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	822
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	500	554
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	450	465
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	1,700	1,722
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/48	3,350	3,657
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	1,767
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/53	5,350	5,801
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd College & University Revenue (Lipscomb University Project)	5.250%	10/1/58	2,450	2,507
	Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,240	2,504
	Metropolitan Government Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	0.580%	8/1/24	1,200	1,175
[1]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/43	3,250	1,198
[1]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	4.000%	6/1/51	2,450	2,067
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	4,324
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,200	2,409
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/36	1,250	1,452
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/37	1,000	1,149
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/52	9,000	9,772
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	5,039
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	10/1/24	26,080	26,278
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	15,120	15,148
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	3,500	3,734
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	3,846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	16,747
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	27,825	28,920
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	3,610	3,615
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	7,540	8,040
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	120	120
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	1,860	1,838
					182,714
Texas (6.6%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	3,796	3,900
	Angelina & Neches River Authority Industrial Development Corporation Solid Waste Disposal And Wastewater Treatment Facilities Revenue Bonds (Jefferson Enterprise Energy, LLC Project)	7.500%	12/1/45	1,450	1,010
[1]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	1,663
[1]	Anna TX Special Assessment Revenue	7.000%	9/15/42	4,249	4,374
[1]	Anna TX Special Assessment Revenue	7.375%	9/15/52	6,000	6,232
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/56	2,500	1,682
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/62	3,560	3,415
[16]	Aubrey Independent School District GO	4.000%	2/15/52	2,250	2,222
[1]	Aubrey TX Special Assessment Revenue	6.000%	9/1/53	1,249	1,273
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,228
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,204
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,052
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,231
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,426
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,070
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,193
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,000	2,243
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	1,750	1,953
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/49	4,000	4,265
[16]	Bastrop Independent School District GO	5.000%	2/15/53	9,555	10,441
[16]	Bonham Independent School District GO	4.000%	2/15/53	2,500	2,500
[16]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/48	10,000	11,004
[16]	Celina Independent School District GO	5.000%	2/15/47	4,000	4,432
[1]	Celina TX Special Assessment Revenue	3.500%	9/1/42	1,038	812
[1]	Celina TX Special Assessment Revenue	4.000%	9/1/51	2,360	1,934
[1]	Celina TX Special Assessment Revenue	6.750%	9/1/53	1,718	1,745
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,780	1,834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	3,101
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,189
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,340
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,389
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,500	1,567
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	1,650	1,696
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	5,939
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	800	808
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	20,755	20,761
[2]	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	4,740	3,861
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,600	5,430
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	4,400	4,248
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,000	1,027
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	18,036
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	19,839
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/31	500	430
[1]	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	3.500%	10/1/31	500	435
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	1,250	1,014
[1]	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/50	1,250	1,039
[1]	Crandall TX Special Assessment Revenue	4.125%	9/15/26	100	98
[1]	Crandall TX Special Assessment Revenue	4.000%	9/15/31	200	187
[1]	Crandall TX Special Assessment Revenue	4.750%	9/15/31	200	194
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/41	925	805
[1]	Crandall TX Special Assessment Revenue	5.000%	9/15/41	250	239
[1]	Crandall TX Special Assessment Revenue	5.250%	9/15/51	750	723
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	6,500	6,988
[16]	Denton Independent School District GO	5.000%	8/15/53	23,835	26,130
[16]	Donna TX Independent School District GO	4.125%	2/15/53	5,690	5,611
[16]	Edgewood Independent School District/Van Zandt County GO	4.000%	2/15/53	6,710	6,532
	Forney Independent School District GO	0.000%	8/15/37	325	185
	Forney Independent School District GO	0.000%	8/15/38	1,400	753
[16]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	1,960	1,949
[16]	Georgetown Independent School District GO	3.000%	8/15/40	4,500	3,962
[16]	Goliad Independent School District GO	4.000%	2/15/53	3,000	2,905
	Grand Parkway Transportation Corp. Highway Revenue	5.450%	10/1/34	19,625	21,840
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	5,410	5,408
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	3,080	3,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Harris County Cultural Education Facilities Finance Corp. College & University Revenue	5.000%	5/15/29	2,500	2,756
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,237
	Harris County Flood Control District GO	4.000%	9/15/48	2,500	2,472
	Harris County Industrial Development Corp. Industrial Revenue PUT	4.050%	6/1/33	15,250	15,525
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	504
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	504
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,108
[16]	Hays Consolidated Independent School District GO	3.000%	2/15/39	1,750	1,569
[16]	Hays Consolidated Independent School District GO	3.000%	2/15/40	2,000	1,754
[16]	Hays Consolidated Independent School District GO	3.000%	2/15/41	1,350	1,166
	Hays County TX Special Assessment Revenue	7.000%	9/15/45	3,650	3,689
[1]	Hays County TX Special Assessment Revenue	4.000%	9/15/50	975	785
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	2,100	2,065
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/47	6,205	1,600
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/48	6,360	1,540
	Houston TX Airport System Industrial Revenue	4.000%	7/1/41	2,000	1,806
	Houston TX Airport System Industrial Revenue	4.000%	7/15/41	15,000	13,543
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,336
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,093
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,520
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,538
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,151
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,517
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	3,850	4,334
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,387
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	1,782
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	2,231
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	1,996
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,501
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	2,000	2,210
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/39	2,700	3,030
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/46	7,840	7,506
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/53	13,000	13,960
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,522
[1]	Justin TX Special Assessment Revenue	4.000%	9/1/51	975	781
[16]	Katy Independent School District GO	5.000%	2/15/39	1,125	1,271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/42	1,152	1,132
[1]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/52	2,004	1,971
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,000	10,850
[1]	Lavon TX Special Assessment Revenue	4.000%	9/15/42	1,250	1,083
[1]	Lavon TX Special Assessment Revenue	4.375%	9/15/42	535	474
[1]	Lavon TX Special Assessment Revenue	4.125%	9/15/52	3,000	2,488
[1]	Lavon TX Special Assessment Revenue	4.500%	9/15/52	1,000	863
[16]	Liberty Hill Independent School District GO	4.000%	2/1/48	7,500	7,544
[1]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/42	1,000	783
[1]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/42	446	384
[1]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/52	2,350	1,886
[1]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/52	705	592
[1]	Little Elm TX Special Assessment Revenue	6.875%	9/1/52	2,190	2,313
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	7,080	7,340
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	3,080	3,126
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	3,805	4,047
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/45	7,015	7,519
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	7,630	8,150
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/47	6,720	7,516
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	3,250	3,418
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	5,000	5,301
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/51	6,500	6,872
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/52	5,000	5,731
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	64	1
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	338	3
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	423	4
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	169	2
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	931	9
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.500%	9/1/43	3,000	3,021
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.750%	9/1/53	3,000	3,033
[16]	Midlothian Independent School District GO	3.000%	2/15/45	4,000	3,302
[1]	Midlothian TX Special Assessment Revenue	5.250%	9/15/42	1,000	984
[1]	Midlothian TX Special Assessment Revenue	6.000%	9/15/42	644	653
[1]	Midlothian TX Special Assessment Revenue	5.375%	9/15/52	1,900	1,877
[1]	Midlothian TX Special Assessment Revenue	6.125%	9/15/52	1,000	1,018
[16]	Mount Vernon Independent School District GO	4.000%	8/15/53	7,010	7,050
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	8,548
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	5,998

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,421
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	6,843
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,796
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,517
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	2,000	1,616
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/52	4,650	3,752
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/55	6,175	4,883
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/57	4,150	3,104
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	1/1/57	15,000	10,771
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	4,023
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,750	3,762
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	3,655
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,520	9,719
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/52	1,000	916
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/57	6,000	5,534
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	436
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	1,582
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,019
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	850	878
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,600	6,814
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,550	1,600
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	4,200	3,811
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/47	10,500	9,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,530
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,080
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	5,936
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	1,000
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/41	276	240
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/51	602	512
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/41	1,500	1,430
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	5.000%	9/15/51	7,000	6,574
[2]	North Texas Tollway Authority Highway Revenue	3.000%	1/1/37	1,795	1,668
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	5,000	3,423
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	3,000	1,959
[16]	Northwest Independent School District GO	5.000%	2/15/48	2,755	3,007
[2]	Pearland TX GO	5.000%	9/1/48	1,150	1,243
[2]	Pearland TX GO	5.000%	9/1/53	1,300	1,392
	Pflugerville Independent School District GO	5.000%	2/15/48	6,495	6,875
[1]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	524	528
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,086	1,094
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,000	1,008
[1]	Pilot Point TX Special Assessment Revenue	6.000%	9/15/52	2,110	2,166
[1]	Plano TX Special Assessment Revenue	4.000%	9/15/51	3,650	2,882
[1]	Plano TX Special Assessment Revenue	4.375%	9/15/51	1,011	830
[1]	Port Beaumont Navigation District Economic Development Revenue	3.000%	1/1/50	7,750	4,669
[1]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,278
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,101
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,097
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,134
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,180
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,230
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,288
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,399
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,459
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	5.250%	9/1/43	1,000	976
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	5.500%	9/1/53	1,200	1,185
[1]	Princeton TX Special Assessment Revenue (Silicy Public Imorovement Area No.1 Project)	7.000%	9/1/43	2,356	2,413
[1]	Princeton TX Special Assessment Revenue (Silicy Public Imorovement Area No.1 Project)	7.000%	9/1/53	2,672	2,709
[16]	Red Oak Independent School District GO	4.000%	2/15/53	1,490	1,455
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	300	306
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	5,985	6,416
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,335	2,346
San Marcos TX Special Assessment Revenue	5.625%	9/1/50	900	909
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/47	2,550	2,804
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/51	12,500	13,180
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	2,650	2,495
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	2,480	2,296
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	7,460	7,795
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	2,510	2,415
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/45	3,585	3,184
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,533
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,539
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	5,750	6,458
Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	7,416
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	302
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,018
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	780
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	6,685	6,999
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	16,585	17,483
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	6,325	6,695
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	945	1,006
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	5,740	6,143
Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	54,250	58,320
Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	26,000	29,084
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	1,689
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	1,735
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	2,953
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	1,832
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	1,735

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,526
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,271
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	3,305	3,353
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	2,028
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	5,685	6,111
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	3,280	3,320
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,012
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	2,420	2,574
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,010
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/37	500	535
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,195	4,237
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	4,025	4,059
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/38	3,000	3,209
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,900	1,908
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,165	1,173
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/39	3,750	4,008
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,025	1,032
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,280	1,280
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	1,500	1,504
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/40	2,250	2,414
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/41	4,250	4,557
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/42	5,100	5,464
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/43	6,450	6,902
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	12/31/58	34,465	37,292
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	13,000	13,147
Texas Transportation Commission GO PUT	0.650%	4/1/26	1,835	1,705
Texas Transportation Commission State Highway 249 System Highway Revenue	0.010%	8/1/34	2,300	1,511
Texas Transportation Commission State Highway 249 System Highway Revenue	0.010%	8/1/35	2,000	1,245
Texas Transportation Commission State Highway 249 System Highway Revenue	0.010%	8/1/36	1,905	1,123
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/38	500	262
University of Houston College & University Revenue	5.000%	2/15/56	6,005	6,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas System Regents College & University Revenue	5.000%	8/15/49	2,500	3,041
[16]	Woodsboro Independent School District GO	4.000%	8/15/48	2,315	2,290
					999,838
Utah (1.2%)
[1]	Black Desert Public Infrastructure District GO	4.000%	3/1/51	2,370	1,802
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/44	5,000	5,662
[1]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/50	6,000	4,804
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	5,000	3,726
	Ogden City Redevelopment Agency Sales Tax Revenue	5.250%	1/15/58	5,000	5,488
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,225	1,309
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	5,000	5,436
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/37	1,700	1,928
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/38	18,660	18,619
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	7,278
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/38	1,625	1,822
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	20,000	19,753
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/39	1,845	2,061
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/48	16,435	17,682
[4]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	15,000	14,106
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	3,500	3,239
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/51	3,500	3,635
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/53	6,695	7,136
[1]	UIPA Crossroads Public Infrastructure District Tax Allocation Revenue	4.375%	6/1/52	4,000	3,534
	University of Utah College & University Revenue	5.250%	8/1/48	2,090	2,370
	University of Utah College & University Revenue	5.250%	8/1/53	4,215	4,728
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	6,345	6,298
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	11,500	11,831
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	6,980	7,494
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	3,000	3,318
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	4,500	4,672
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,250	1,427
[2]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	5,453
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	5,000	5,491
					182,102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	3,640	2,996
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	6,460
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	926
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	442
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,363
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	577
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,051
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	574
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	847
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	589
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	390	389
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	620
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	395	394
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	1,885	1,801
	Vermont Student Assistance Corp. Student Loan Revenue	2.375%	6/15/39	1,920	1,734
					20,763
Virgin Islands (0.2%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,365
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,349
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	4,856
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,072
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,049
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/42	4,000	3,917
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/52	4,000	3,860
					28,468
Virginia (1.5%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	370	437
	Amelia County IDA Resource Recovery Revenue	1.450%	4/1/27	3,000	2,712
	Charles City County Economic Development Authority Resource Recovery Revenue	1.450%	4/1/27	1,300	1,175
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	530	533
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	4.875%	7/15/40	7,800	8,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	6,000	4,935
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,161
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,005
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,135	2,458
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,510	4,621
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	2,090	1,689
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	5,990	4,545
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/31	750	745
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	815	819
[1]	Newport News IDA Revenue	5.330%	7/1/45	17,000	16,673
[1]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/45	2,300	2,192
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/45	7,690	6,104
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	5,130	5,282
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/53	4,430	4,801
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/59	4,465	4,810
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	2,632
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	2,661
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	2,632
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,007
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,295
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,008
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,626
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	5,500	5,097
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	1,300	1,299
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	2,250	1,999
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	2,000	1,753
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.850%	1/1/25	20,000	20,004

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/48	6,000	6,850
Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/33	5,250	5,287
Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/34	7,795	7,840
Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/34	4,705	4,727
Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/34	5,820	6,410
Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/35	5,000	5,499
Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/36	3,500	3,497
Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/37	2,175	2,358
Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/37	745	805
Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/38	12,225	11,887
Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/38	835	895
Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/38	835	892
Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	1,850	1,818
Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	11,500	11,112
Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/39	1,745	1,851
Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/39	2,850	2,799
Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/39	1,000	1,061
Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	10,890	10,472
Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	5,450	5,321
Virginia Small Business Financing Authority Highway Revenue	3.000%	1/1/41	3,995	3,219
Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/41	1,415	1,375
Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/41	1,215	1,180
Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/47	2,500	2,608
Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/48	5,005	4,716
Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/57	6,690	6,807
Virginia State College Building Authority College & University Revenue	3.000%	9/1/38	2,985	2,678
York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	410	412
				233,147
Washington (1.4%)
Grant County Public Hospital District No. 1 GO	5.125%	12/1/52	4,750	4,879
Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,272
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	6,732
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	6,960
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	6,605	7,142
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/39	4,000	4,275
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	22,010	21,931
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/47	8,030	7,545
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/47	4,550	4,803
	Port of Seattle WA Port, Airport & Marina Revenue	5.500%	8/1/47	6,775	7,391
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/51	2,490	2,440
[10]	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/54	4,845	5,276
[1]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	4,959
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,000	2,068
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	4,176
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	3,867
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,815	3,652
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,106
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	27,176	25,589
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	13,979	12,389
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	31,000	30,759
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/48	5,120	3,760
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	3,100	2,199
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue (Green Bond)	3.000%	7/1/31	2,395	2,250
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	7,246
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Eliseo Project)	2.125%	7/1/27	3,550	3,245
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/43	1,225	1,259
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/48	1,100	1,113
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,822
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	989
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.500%	7/1/25	1,350	1,404
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.750%	7/1/25	820	855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,000	2,093
[1]	Washington State Housing Finance Commission Private Schools Revenue	6.250%	7/1/59	2,915	3,218
					206,263
West Virginia (0.6%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	6,510	6,139
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,430	1,332
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	2,095	2,064
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	6,000	6,513
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	4,323
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	5,602
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	6,945
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	11,510	11,714
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/53	31,000	35,580
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,210
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	5,736
					87,158
Wisconsin (2.4%)
[4]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,395
[4]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,425
[4]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,813
[4]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,843
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	3,467
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	465	446
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	2,880
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	483
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	1,230	1,179
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	685
[1]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	2,845
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	1,003
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,405
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,000	890
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/52	2,070	1,559
[1]	Public Finance Authority Charter School Aid Revenue	5.500%	6/15/52	1,800	1,726
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/52	1,000	940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Public Finance Authority Charter School Aid Revenue	6.625%	7/1/53	600	615
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,602
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,100	1,751
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/56	2,435	2,120
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/57	5,200	4,185
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/57	1,310	953
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/57	1,000	943
[1]	Public Finance Authority Charter School Aid Revenue	6.750%	7/1/58	550	566
[1]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/62	3,000	2,935
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	9,290	9,619
[1]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,266
[1]	Public Finance Authority Charter School Aid Revenue (WFCS Portfolio Project)	5.000%	1/1/56	1,000	772
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/42	1,000	829
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,080
	Public Finance Authority College & University Revenue	5.250%	10/1/48	5,225	5,041
[1]	Public Finance Authority College & University Revenue	4.000%	9/1/51	3,615	2,763
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/52	1,500	1,127
[1]	Public Finance Authority College & University Revenue	4.000%	9/1/56	3,000	2,218
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,088
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,054
[1]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	7,000	5,340
[1]	Public Finance Authority Economic Development Revenue	4.500%	6/1/56	9,500	7,480
[1]	Public Finance Authority Economic Development Revenue	6.500%	6/1/56	2,000	1,683
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	4.000%	10/1/30	2,250	2,299
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,045
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	4,816
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	574
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	3,715
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	658
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	342
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	24,215
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/45	2,640	2,518
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	12,106
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	2,000	1,407
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,121
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	6,250	5,957
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,500	7,357
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,000	6,537
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	1,511
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/51	5,000	3,536
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,473
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	17,500	16,834
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,946
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	600	498
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,025
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	1,625
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,408
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	4,449
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	2.250%	6/1/27	2,185	2,059
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/56	7,000	4,781
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	4,040	4,074
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	6,241
[1]	Public Finance Authority Intergovernmental Agreement Revenue (Lariat Project)	0.010%	9/1/29	4,000	2,649
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	1,989	1,972
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,191
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/63	5,000	5,265
[1]	Public Finance Authority Miscellaneous Revenue	7.000%	12/1/50	9,600	8,985
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	2,415	2,417
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/38	1,150	1,270
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/39	1,190	1,305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	18,400	17,009
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/43	1,000	1,078
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/53	1,000	1,022
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/51	9,455	7,940
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/56	15,545	12,715
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/46	5,310	5,153
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/51	2,500	2,381
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	3,850	3,755
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/51	5,000	4,749
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,047
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	950	829
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	860
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,560	2,541
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	18,760	17,863
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,100	2,929
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,505	14,714
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,395	3,181
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	7,370	6,818
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,750	4,117
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/57	4,000	2,311
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	1,000	1,105
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	4,385	4,395
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,620
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,620
					368,270
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	50
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	686
					736
Total Tax-Exempt Municipal Bonds (Cost $14,617,723)					14,138,331
Corporate Bonds (0.0%)
[1,3,17]	RED Rock Biofuels LLC	0.000%	8/1/22	3,805	—

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,17]	RED Rock Biofuels LLC	0.000%	8/1/22	405	—
[3,17]	RED Rock Biofuels LLC	0.000%	8/1/22	585	—
[3,17]	RED Rock Biofuels LLC	0.000%	8/1/22	1,130	—
[3,17]	RED Rock Biofuels LLC	0.000%	8/1/22	1,120	—
Total Corporate Bonds (Cost $6,887)					—
				Shares
Temporary Cash Investments (6.8%)
Money Market Fund (6.8%)
[18]	Vanguard Municipal Cash Management Fund (Cost $1,032,196)	4.285%		10,320,685	1,032,275
Total Investments (99.5%) (Cost $15,656,806)					15,170,606
Other Assets and Liabilities—Net (0.5%)					71,017
Net Assets (100%)					15,241,623
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $1,483,662,000, representing 9.7% of net assets.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Non-income-producing security—security in default.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Step bond.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2024.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by bank letter of credit.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Security value determined using significant unobservable inputs.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at January 31, 2024.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	—	—	—
Tax-Exempt Municipal Bonds	—	14,138,331	—	14,138,331
Temporary Cash Investments	1,032,275	—	—	1,032,275
Total	1,032,275	14,138,331	—	15,170,606